Segment Information (Adjusted Share-Based Compensation Expense) (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Share-based compensation expense		$ 88.5	$ 79.5	$ 78.5
Adjusted share-based compensation		85.6	77.1	56.3
Corporate and reconciling items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Adjusted share-based compensation	[1]	85.6	77.1	56.3
General and administrative expense
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Share-based compensation expense		83.6	75.5	78.5
General and administrative expense | Operating segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Share-based compensation expense related to accelerated vesting on equity awards		0.0	0.0	(22.2)
Restructuring and other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Share-based compensation expense		2.9	2.4	0.0
Restructuring and other | Corporate and reconciling items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Share-based compensation expense related to accelerated vesting on equity awards		$ (2.9)	$ (2.4)	$ 0.0

[1]	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense: Year Ended March 31, 2018 2017 2016 (Amounts in millions)Total share-based compensation expense$88.5 $79.5 $78.5Less: Bonus related share-based compensation included in segment and corporate general and administrative expense(i)— — (22.2)Amount included in restructuring and other(ii)(2.9) (2.4) —Adjusted share-based compensation$85.6 $77.1 $56.3(i)Represents immediately vested stock awards granted as part of our annual bonus program issued in lieu of cash bonuses, which are, when granted, included in segment or corporate general and administrative expense.(ii)Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of certain vesting schedules for equity awards pursuant to certain severance arrangements.